Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)	Controlled by an immediate family member of Mr. Yang Weiguang

2)	Transactions with related parties

Purchase from a related party

	For the Years Ended December 31,
	2025	2024	2023
Beijing Ougaini	$-	$-	$112,980

During the year ended December 31, 2022, the Company prepaid $112,980 to Beijing Ougaini for purchase of products for employee welfare and marketing promotion. The Company received the purchase in January 2023.